Long-term receivables, investments and other - Equity investments (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities	[1]	$ 24,408	$ 28,916
Denison [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		13,292	15,507
UEX [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		7,253	8,754
GoviEx [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		2,000	2,313
ISO Energy [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		1,481	1,777
Other [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		$ 382	$ 565

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.